MINERAL RIGHTS AND PROPERTIES	12 Months Ended
Mar. 31, 2020
Disclosure of mineral rights and properties [Abstract]
MINERAL RIGHTS AND PROPERTIES

8.	MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	XHP	RZY	Total
Balance as at April 1, 2018	$277,734	$65,054	$113,244	$22,024	$180	$478,236
Capitalized expenditures	23,238	189	1,014	261	-	24,702
Mine right fees	3,839	-	-	-	-	3,839
Environmental rehabiliation	1,091	35	(12)	8	-	1,122
Foreign currecy translation impact	(17,449)	(973)	(7,085)	(1,384)	(6)	(26,897)
Balance as at March 31, 2019	$288,453	$64,305	$107,161	$20,909	$174	$481,002
Capitalized expenditures	23,871	6	1,617	-	-	25,494
Mine right fees	797	-	-	-	-	797
Environmental rehabiliation	(4,299)	39	239	-	-	(4,021)
Disposition	-	-	-	(20,485)	-	(20,485)
Foreign currecy translation impact	(15,686)	(778)	(5,706)	(424)	(10)	(22,604)
Ending balance as at March 31, 2020	$293,136	$63,572	$103,311	$-	$164	$460,183

Impairment and accumulated depletion
Balance as at April 1, 2018	$(83,099)	$(57,584)	$(83,495)	$(21,798)	$(180)	$(246,156)
Impairment reversal	-	-	-	7,279	-	7,279
Depletion	(13,312)	-	(2,209)	-	-	(15,521)
Foreign currecy translation impact	5,232	501	5,213	1,364	6	12,316
Balance as at March 31, 2019	$(91,179)	$(57,083)	$(80,491)	$(13,155)	$(174)	$(242,082)
Depletion	(14,282)	-	(2,165)	-	-	(16,447)
Disposition	-	-	-	12,888	-	12,888
Foreign currecy translation impact	5,071	395	4,301	267	10	10,044
Ending balance as at March 31, 2020	$(100,390)	$(56,688)	$(78,355)	$-	$(164)	$(235,597)

Carrying amounts
Balance as at March 31, 2019	$197,274	$7,222	$26,670	$7,754	$-	$238,920
Ending balance as at March 31, 2020	$192,746	$6,884	$24,956	$-	$-	$224,586

In April 2019, the Company s subsidiary, Henan Found, entered into a purchase agreement (the “Agreement”) with an arm s length private Chinese company to dispose the XHP project. Pursuant to the Agreement, Henan Found sold its 100% equity interest in SX Gold, the holding company of the XHP project, for $7.3 million (RMB¥50 million), and forgave the amount of $1.1 million (RMB¥7.5 million) SX Gold owed to Henan Found.

The transaction closed in July 2019 and the Company received partial payment of $6,146 (RMB¥42.5 million). The assets and liabilities disposed of are as follows:

XHP
Total consideration per share transfer agreement (RMB ¥50 million)	$7,330
Less: amounts owed to Henan Found	(1,112)
Net consideration	$6,218
Prepaids and deposits	124
Inventories	198
Plant and equipment	247
Mineral rights and properties	7,597
Accounts payable and accrued liabilities	(2,211)
Deposits received	(925)
Environmental rehabilitation	(289)
Total assets and liabilities disposed of	$4,741
Gain on disposal of mineral rights and properties	$1,477

A gain of $1,477 was recognized in gain on disposal of mineral rights and properties when the transaction completed.

In November 2019, the Company paid a mine right fee of $796 (RMB¥5.5 million) to the Chinese government for the additional mineral resources of HPG mine (part of the Ying Mining District).

In March 2019, the Company paid a mine right fee of $3,839 (RMB ¥25.7 million) to the Chinese government for the additional mineral resources of TLP and LM mine (part of the Ying Mining District).